DREYFUS CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND
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LETTER TO SHAREHOLDERS

Dear Shareholder:

  We are pleased to provide you with this report on Dreyfus Connecticut Intermediate Municipal Bond Fund for the six-month period ended September 30, 1998. Your Fund produced a total return, including share price changes and dividend income generated, of 4.11%,* and an annualized tax-free distribution rate per share of 4.12%.**

The Economy

  The risk of global recession loomed large by the end of the reporting period. Since last summer, the international economic crisis has spread from Asia and Russia into Latin America and its effects are evident in the U.S., as witnessed by early signs of a slowing in our domestic economy. Second-quarter gross domestic product grew at an annual rate of 1.8%, well below the 5.5% rate in the first quarter, while the trade deficit has continued to widen, affected by weakening foreign demand and low-priced imports. These developments have heightened a sense of global economic interdependence and have resulted in a shift in emphasis by the Federal Reserve Board whereby fighting inflation has taken a subordinate role to that of maintaining stable U.S. economic growth. As Fed Chairman Alan Greenspan noted in early September: "It is just not credible that the United States can remain an oasis of prosperity unaffected by a world that is experiencing greatly increased stress." On September 29, the Federal Open Market Committee cut interest rates for the first time since January 1996. That, and a second quarter-point reduction taking the Federal Funds target rate to 5% was designed to cushion the adverse effects of the overseas economic crisis on the domestic economy. (The Federal Funds rate is the interest rate that banks charge each other for overnight loans.)

  So far, shock waves from the overseas economic turmoil have been dampened by the continued propensity of U.S. consumers to spend. In the first half of the year, their spending outpaced earned income, an unsustainable phenomenon, yet a telling indicator of the level of consumer optimism. The reasons for such optimism are no surprise. Inflation remains tame, running at an annual rate comfortably below 2%. After-tax income is growing: by the end of the reporting period, wages had increased year-to-year at a 4% annual rate resulting in strong gains in real income for workers. Finally, and of great economic and psychological importance to consumers, jobs are plentiful; the unemployment rate has been at or near 30-year lows throughout the reporting period and new jobs
have    been    created    at    a    robust    pace.

  While the corporate sector wrestles with the economic implications of global developments, consumers have powered the economy. The consumer sector comprises two thirds of the activity in the $8-trillion U.S. economy and, with the business sector slowing (corporate profits declined in the second quarter for the first time in nearly a decade) , any significant pullback in household spending could trigger a recession. Up to now, the spillover effect from developments abroad has been largely confined to the manufacturing sector, whose activity has contracted of late due to the falloff in export demand. Aside from this "erosion at the edges" as Chairman Greenspan describes it, layoffs on a broader scale -- a factor that could weaken consumer resolve to spend -- so far have not occurred. It is clear that the Fed is concerned about the possibility of worldwide recession. The October interest rate reduction was another step by the Fed to mitigate the domestic effects of international financial turmoil, and a gesture meant to serve notice to the world of the seriousness of its purpose.

The Market Enviornment

  We believe that it is still too early to draw any conclusions regarding the ultimate depth of the Asian crisis and its impact on the U.S. economy. Until a clearer picture emerges from Asia, we believe investors will continue to find fixed-income investments attractive. The still strong and expanding economy would normally be a cause for concern to inflation watchers; however, it is generally believed that the Fed will refrain from taking any interest rate actions that could exacerbate the Asian situation. While the most recent economic and employment data has been indicative of a strengthening economy, inflation remains quiescent.

  During the period, the municipal bond market has settled into a narrow, well-defined trading range which makes it increasingly difficult to advantageously sell municipal securities and reinvest the proceeds at will. Domestic interest rates over a broad range of maturities have remained flat for most of the period, with bond prices generally rising while interest rates generally remain lower. There are, however, more global reasons for this constraint -- primarily the Russian economic crisis, various problems of emerging nations yet to be resolved, and substantive policies necessary to restimulate the Japanese economy yet to take hold. Due to the unsettled nature of these economies and their effects on world trade, it is likely that the U.S. economy will slow from its current pace over the next several quarters.

Portfolio Focus

  Since the outset of the six-month period which ended September 30, 1998, the Dreyfus Connecticut Intermediate Municipal Bond Fund assumed a relatively pragmatic approach with the portfolio. The Fund focused on extending its average maturity gradually as the period began. By the end of the first fiscal quarter, it was apparent that the municipal market's direction was unclear, and at times was fraught with uncertainty. We felt that attempting to predict the timing of the ebb and flow of these market changes would be difficult at best. As a counterbalance, we focused our efforts on buying discount bonds and also purchasing higher coupon municipal securities. These actions helped the Fund to better weather the volatile market environment.

  We will continue to manage the portfolio utilizing a conservative approach with an eye toward identifying value in the Connecticut marketplace. The Fund is currently well balanced across its coupon and maturity range and is well positioned to weather the underlying crosscurrents. It is entirely possible that the market may again see periods of volatility, although, at present, the bond market is gaining positive momentum as a result of the equity market's woes and declining interest rates. Additionally, the portfolio is benefiting from the demand for Connecticut securities which are well sought-after by national funds, as well as other Connecticut bond funds.

Our primary tasks, which will guide our portfolio management decisions, are to earn a high level of current income to the extent it is consistent with the preservation of capital while maintaining the Fund' s high credit quality.
Included in this report is a series of detailed statements outlining the portfolio' s holdings and financial condition. We hope they are informative.
Please know that we greatly appreciate your continued confidence in the portfolio and the Dreyfus Corporation.

               Very truly yours,



               [Richard J. Moynihan signature logo]


               Richard J. Moynihan

                  Director,    Municipal    Portfolio    Management

               The Dreyfus Corporation

October 16, 1998

New York, N.Y.


* Total return includes reinvestment of dividends and any capital gains paid. Income may be subject to state and local income taxes for non-Connecticut residents.

** Distribution rate per share is based upon dividends per share paid from net investment income during the period (annualized), divided by the net asset value per share at the end of the period, adjusted for any capital gain distributions. Some income may be subject to the Federal Alternative Minimum Tax (AMT) for certain shareholders.

DREYFUS CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND
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STATEMENT OF INVESTMENTS                       SEPTEMBER 30, 1998 (UNAUDITED)

                                                                                                  Principal

Long-Term Municipal Investments--95.3%                                                              Amount            Value
-------------------------------------------------------                                          ____________     _____________
Connecticut--84.5%

Ansonia, 5%, 10/15/2013 (Insured; FGIC). . . . . . . . . . . . . . . . . . . . . . . . . .     $    1,015,000    $    1,067,069

Bridgeport, Refunding 6%, 9/1/2006 (Insured; AMBAC). . . . . . . . . . . . . . . . . . . .          1,750,000         1,995,052

Chesire 5.10%, 8/15/2006 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            530,000           566,867

Columbia:

   5.20%, 6/15/2002  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            265,000           279,252

   5.30%, 6/15/2003  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            265,000           283,211

   5.40%, 6/15/2004  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            265,000           284,332

State of Connecticut:

   5.80%, 11/15/2002 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,500,000         1,622,100

   5.125%, 8/15/2011 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,000,000         1,055,050

   Clean Water Fund Revenue:

       5.40%, 4/1/2003 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,000,000         1,070,560

       5.40%, 6/1/2007 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,805,000         1,969,941

       5.125%, 7/1/2007 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . .          2,000,000         2,144,040

   Refunding 5.25%, 3/15/2010  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,000,000         5,450,200

   Special Assessment Second Injury Fund Revenue

       5.20%, 1/1/2010 (Insured; AMBAC)  . . . . . . . . . . . . . . . . . . . . . . . . .          3,000,000         3,208,470

   Special Tax Obligation Revenue (Transportation Infrastructure):

       5.60%, 9/1/2002 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,000,000         3,204,390

       Refunding:

          5.25%, 9/1/2007  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,115,000         1,218,216

          5.25%, 9/1/2007 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . .          1,360,000         1,490,179

Connecticut Clean Water Fund, Refunding 5.75%, 12/1/2013 . . . . . . . . . . . . . . . . .          1,000,000         1,097,210

Connecticut Health and Educational Facilities Authority, Revenue:

  (Connecticut State University System):

       5%, 11/1/2007 (Insured; MBIA) . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,820,000         1,961,050

       5.125%, 11/1/2010 (Insured; MBIA) . . . . . . . . . . . . . . . . . . . . . . . . .          1,145,000         1,222,139

   (Greenwich Hospital) 5.75%, 7/1/2006 (Insured; MBIA)  . . . . . . . . . . . . . . . . .          1,000,000         1,120,910

   (Kent School) 5.10%, 7/1/2007 (Insured; MBIA) . . . . . . . . . . . . . . . . . . . . .            500,000           537,140

   Refunding (Yale New Haven Hospital) 5.50%, 7/1/2010 . . . . . . . . . . . . . . . . . .          1,810,000         1,994,873

   (Stamford Hospital) 5.20%, 7/1/2007 (Insured; MBIA) . . . . . . . . . . . . . . . . . .          2,210,000         2,371,153

   (University of Hartford):

       6.25%, 7/1/2002 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            700,000           742,056

       Refunding 6.20%, 7/1/2001 . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            750,000           784,582

   (University of New Haven) 6%, 7/1/2006  . . . . . . . . . . . . . . . . . . . . . . . .          1,000,000         1,065,180

Connecticut Higher Education Supplemental Loan Authority, Revenue

  (Family Education Loan Program):

       5.70%, 11/15/2004 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,320,000         1,422,788

       5.80%, 11/15/2005 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,795,000         1,883,906

       5.90%, 11/15/2006 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,890,000         1,991,361

       5.50%, 11/15/2008 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,675,000         1,755,048

       5.60%, 11/15/2009 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,775,000         1,866,342

DREYFUS CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND
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STATEMENT OF INVESTMENTS (CONTINUED)                      SEPTEMBER 30, 1998 (UNAUDITED)

                                                                                                  Principal

Long-Term Municipal Investments (continued)                                                         Amount            Value
-------------------------------------------------------                                          ____________     _____________
Connecticut (continued)

Connecticut Housing Finance Authority

  (Housing Mortgage Finance Program):

       6.90%, 11/15/1998 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $    1,085,000    $    1,087,474

       5.90%, 5/15/2006  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,000,000         1,073,690

       5.65%, 11/15/2007 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,000,000         1,065,570

       5.50%, 11/15/2035 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,225,000         1,254,535

Connecticut Municipal Electric Energy Cooperative, Power Supply

  System Revenue, Refunding:

       5%, 1/1/2008 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,500,000         1,611,960

       5%, 1/1/2010 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,570,000         1,661,060

Connecticut Regional School District Number 5:

   5.25%, 1/15/2004 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . . . .            400,000           428,036

   5.40%, 1/15/2005 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . . . .            400,000           431,428

   5.50%, 1/15/2006 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . . . .            400,000           431,904

Danbury:

   5.10%, 8/15/2003  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            815,000           865,995

   5.25%, 8/15/2004  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            815,000           879,556

Derby:

   5.40%, 5/15/2004 (Insured; AMBAC) . . . . . . . . . . . . . . . . . . . . . . . . . . .            420,000           454,192

   5.50%, 5/15/2005 (Insured; AMBAC) . . . . . . . . . . . . . . . . . . . . . . . . . . .            620,000           679,483

Eastern Connecticut Resources Recovery Authority, Solid Waste Revenue

   (Wheelabrator Lisbon Project) 5.25%, 1/1/2006 . . . . . . . . . . . . . . . . . . . . .            820,000           858,597

East Hampton:

   5.25%, 7/15/2004 (Insured; FGIC)  . . . . . . . . . . . . . . . . . . . . . . . . . . .            300,000           322,809

   5.40%, 7/15/2005 (Insured; FGIC)  . . . . . . . . . . . . . . . . . . . . . . . . . . .            305,000           333,399

   5.50%, 7/15/2006 (Insured; FGIC)  . . . . . . . . . . . . . . . . . . . . . . . . . . .            305,000           335,021

East Lyme:

   5.20%, 8/1/2003 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            425,000           452,876

   5.60%, 8/1/2009 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            415,000           444,473

Easton:

   5.05%, 6/1/2007 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            270,000           290,196

   5.15%, 6/1/2008 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            270,000           290,409

   5.25%, 6/1/2009 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            245,000           263,716

Guilford:

   5.25%, 1/15/2004  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            300,000           321,624

   5.40%, 1/15/2005  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            325,000           351,072

   5.50%, 1/15/2006  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            325,000           351,458

   Refunding 5.50%, 10/15/2002 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,000,000         1,067,950

Hamden:

   5.25%, 10/1/2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            445,000           465,982

   5.40%, 10/1/2003  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            425,000           457,219

Hartford 5.30%, 10/1/2008 (Insured; FGIC). . . . . . . . . . . . . . . . . . . . . . . . .          1,000,000         1,092,910

Meriden 5.50%, 11/15/2001 (Insured; MBIA). . . . . . . . . . . . . . . . . . . . . . . . .          1,300,000         1,373,034

DREYFUS CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND
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STATEMENT OF INVESTMENTS (CONTINUED)                      SEPTEMBER 30, 1998 (UNAUDITED)

                                                                                                  Principal

Long-Term Municipal Investments (continued)                                                         Amount            Value
-------------------------------------------------------                                          ____________     _____________

Connecticut (continued)

Middletown 5%, 4/15/2008 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $    1,760,000    $    1,894,816

New Britain:

   5.375%, 3/1/2003 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . . . .            750,000           799,028

   5.50%, 3/1/2004 (Insured; MBIA) . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,000,000         1,081,760

New Canaan:

   5.25%, 2/1/2009 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            550,000           592,400

   5.30%, 2/1/2010 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            650,000           701,473

New Fairfield 4.80%, 3/15/2003 (Insured; MBIA) . . . . . . . . . . . . . . . . . . . . . .            550,000           574,530

New Haven:

   6.50%, 12/1/2002  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,060,000         1,160,764

   6.50%, 12/1/2002 (Escrowed to Maturity) . . . . . . . . . . . . . . . . . . . . . . . .            350,000           387,765

   6.75%, 12/1/2005  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            845,000           957,377

   Refunding:

       5.25%, 8/1/2006 (Insured; FGIC) . . . . . . . . . . . . . . . . . . . . . . . . . .          1,500,000         1,618,185

       4.75%, 9/1/2007(Insured; FGIC)  . . . . . . . . . . . . . . . . . . . . . . . . . .          1,435,000         1,516,680

       5%, 8/1/2008 (Insured; FGIC)  . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,185,000         2,310,332

New London:

   5.10%, 10/1/2002 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . . . .            300,000           315,891

   5.20%, 10/1/2003 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . . . .            575,000           609,345

New Milford:

   5.20%, 8/1/2003 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            550,000           585,821

   5.40%, 8/1/2006 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            380,000           418,281

   5.50%, 8/1/2007 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            425,000           473,543

North Haven 5%, 9/1/2013 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            850,000           888,182

Norwalk Maritime Center Authority, Revenue Refunding (Martime Center Project)

   5.50%, 2/1/2003 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            670,000           717,175

Norwich 5.75%, 9/15/2005 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            875,000           976,474

Redding:

   6.55%, 4/15/2008  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            200,000           240,032

   6.60%, 4/15/2009  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            200,000           242,348

South Central Connecticut Regional Water Authority, Water Systems Revenue:

   5.50%, 8/1/2003 (Insured; FGIC) . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,000,000         2,157,520

   5.25%, 8/1/2011 (Insured; FGIC) . . . . . . . . . . . . . . . . . . . . . . . . . . . .            890,000           954,828

Southington:

   5.40%, 9/15/2005 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . . . .            455,000           498,293

   5.50%, 9/15/2006 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . . . .            455,000           500,723

   5.60%, 9/15/2007 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . . . .            455,000           502,097

Stamford:

   6.625%, 3/15/2004 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,620,000         1,852,227

   6.625%, 3/15/2004 (Escrowed to Maturity)  . . . . . . . . . . . . . . . . . . . . . . .          1,130,000         1,285,104

   7.75%, 1/15/2005  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,650,000         2,013,413

DREYFUS CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND
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STATEMENT OF INVESTMENTS (CONTINUED)                      SEPTEMBER 30, 1998 (UNAUDITED)

                                                                                                  Principal

Long-Term Municipal Investments (continued)                                                         Amount            Value
-------------------------------------------------------                                          ____________     _____________

Connecticut (continued)

Stratford 5.625%, 11/1/2007 (Insured; FGIC). . . . . . . . . . . . . . . . . . . . . . . .     $    2,490,000    $    2,687,830

University of Connecticut, College and University Revenue:

   4.75%, 2/1/2008 (Insured; FGIC) . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,000,000         3,167,730

   5%, 6/1/2010 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,620,000         2,794,990

Vernon:

   5.30%, 9/15/2004 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . . . .            360,000           389,041

   5.40%, 9/15/2005 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . . . .            360,000           391,280

   5.50%, 9/15/2006 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . . . .            360,000           391,766

Wallingford:

   5.40%, 6/15/2003  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            400,000           429,024

   4.80%, 6/15/2009  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,385,000         1,443,322

   Refunding 5.30%, 6/1/2004 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            500,000           538,830

Waterbury, Refunding:

   4.90%, 4/15/2002 (Insured; FGIC)  . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,650,000         1,708,756

   5%, 4/15/2003 (Insured; FGIC) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,060,000         2,155,625

Westport:

   5.10%, 6/15/2003  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            500,000           531,630

   5.20%, 6/15/2004  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            500,000           538,915

U.S. Related--10.8%

Commonwealth of Puerto Rico, Refunding, 5.30%, 7/1/2004 (Insured; MBIA). . . . . . . . . .          1,000,000         1,078,670

Puerto Rico Electric and Power Authority, Power Revenue, Refunding

   6.125%, 7/1/2009 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . . . .          4,000,000         4,700,240

Puerto Rico Municipal Finance Agency 5.60%, 7/1/2002 . . . . . . . . . . . . . . . . . . .          1,800,000         1,906,722

Virgin Islands, Subordinate Tax (Insurance Claims Fund Program

   General Obligation Matching Fund) 5.65%, 10/1/2003  . . . . . . . . . . . . . . . . . .          2,845,000         2,966,425

Virgin Islands Public Finance Authority,

  Revenue Refunding Matching Fund Loan Notes:

       6.90%, 10/1/2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,000,000         2,185,020

       5.50%, 10/1/2008  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,500,000         1,615,995

Virgin Islands Water and Power Authority, Water Systems Revenue

   7.20%, 1/1/2002 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            300,000           313,848

                                                                                                                  _____________

TOTAL LONG-TERM MUNICIPAL INVESTMENTS

   (cost $121,630,668) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         $130,484,361


                                                                                                                  _____________


DREYFUS CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)           SEPTEMBER 30, 1998 (UNAUDITED)

                                                                                                   Principal

Short-Term Municipal Investments--3.3%                                                              Amount            Value
-------------------------------------------------------                                          ____________     _____________

U.S. Related;

Puerto Rico Highway and Transportation Authority, Highway Revenue, VRDN

  3.125% (LOC; Union Bank of Switzerland) (a)

   (cost $4,475,000) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $    4,475,000    $    4,475,000

                                                                                                                  _____________


TOTAL INVESTMENTS--100.0%

   (cost $126,105,668) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              98.6%      $134,959,361

                                                                                                      _______     _____________


CASH AND RECEIVABLES (NET) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1.4%    $    1,857,235

                                                                                                      _______     _____________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             100.0%      $136,816,596

                                                                                                      _______     _____________



Summary of Abbreviations
-----------------------------------------------------------------------------

AMBAC       American Municipal Bond Assurance Corporation           MBIA        Municipal Bond Investors Assurance

FGIC        Financial Guaranty Insurance Company                                   Insurance Corporation

LOC         Letter of Credit                                        VRDN        Variable Rate Demand Notes


Summary of Combined Ratings
-----------------------------------------------------------------------------

Fitch                or            Moody's             or            Standard & Poor's              Percentage of Value

_______                            ________                          __________________            ____________________

AAA                                Aaa                               AAA                                  55.5%

AA                                 Aa                                AA                                   22.8

A                                  A                                 A                                     9.7

BBB                                Baa                               BBB                                   4.6

F1                                 MIG1                              SP1                                   3.3

Not Rated (b)                      Not Rated (b)                     Not Rated (b)                         4.1

                                                                                                        _______

                                                                                                         100.0%

                                                                                                        _______

                                                                                                         _______


Notes to Statement of Investments:
-----------------------------------------------------------------------------

(a) Securities payable on demand. Variable interest rate-subject to periodic change.

(b) Securities which, while not rated by Fitch, Moody's and Standard & Poor's have been determined by the Manager to be of comparable quality to those rated securities in which the Fund may invest.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND
-----------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES            SEPTEMBER 30, 1998 (UNAUDITED)

                                                                                                     Cost             Value
                                                                                                 ____________      ____________
ASSETS:                          Investments in securities--See Statement of Investments . .     $126,105,668      $134,959,361

                                 Cash  . . . . . . . . . . . . . . . . . . . . . . . . . .                              167,148

                                 Interest receivable . . . . . . . . . . . . . . . . . . .                            1,817,628

                                 Prepaid expenses  . . . . . . . . . . . . . . . . . . . .                               30,442

                                                                                                                  _____________

                                                                                                                    136,974,579

                                                                                                                  _____________


LIABILITIES:                     Due to The Dreyfus Corporation and affiliates . . . . . .                               58,094

                                 Payable for shares of Beneficial Interest redeemed  . . .                               48,024

                                 Accrued expenses  . . . . . . . . . . . . . . . . . . . .                               51,865

                                                                                                                  _____________

                                                                                                                        157,983

                                                                                                                  _____________


NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         $136,816,596

                                                                                                                  _____________



REPRESENTED BY:                  Paid-in capital . . . . . . . . . . . . . . . . . . . . .                         $129,356,048

                                 Accumulated net realized gain (loss) on investments . . .                          (1,393,145)

                                 Accumulated net unrealized appreciation (depreciation)
                                   on investments--Note 4  . . . . . . . . . . . . . . . .                            8,853,693

                                                                                                                  _____________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         $136,816,596

                                                                                                                  _____________


SHARES OUTSTANDING

(UNLIMITED NUMBER OF $.001 PAR VALUE SHARES OF BENEFICIAL INTEREST AUTHORIZED) . . . . . .                            9,673,699


NET ASSET VALUE, offering and redemption price per share--Note 3(d). . . . . . . . . . . .                               $14.14

                                                                                                                        _______




                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND
-----------------------------------------------------------------------------

STATEMENT OF OPERATIONS       SIX MONTHS ENDED SEPTEMBER 30, 1998 (UNAUDITED)

INVESTMENT INCOME
INCOME                           Interest Income . . . . . . . . . . . . . . . . .                                 $3,335,415

EXPENSES:                        Management fee--Note 3(a) . . . . . . . . . . . .         $    400,714

                                 Shareholder servicing costs--Note 3(b)  . . . . .              112,766

                                 Trustees' fees and expenses--Note 3(c)  . . . . .               21,796

                                 Professional fees . . . . . . . . . . . . . . . .               16,558

                                 Custodian fees  . . . . . . . . . . . . . . . . .                8,563

                                 Prospectus and shareholders' reports  . . . . . .                7,042

                                 Registration fees . . . . . . . . . . . . . . . .                5,018

                                 Loan commitment fees--Note 2  . . . . . . . . . .                  477

                                 Miscellaneous . . . . . . . . . . . . . . . . . .               11,104

                                                                                           ____________

                                        Total Expenses . . . . . . . . . . . . . .              584,038


                                 Less--reduction in management fee due to
                                    undertaking--Note 3(a) . . . . . . . . . . . .              (49,275)

                                                                                           ____________

                                        Net Expenses . . . . . . . . . . . . . . .                                    534,763

                                                                                                                  ___________

INVESTMENT INCOME--NET . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                                  2,800,652

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--Note 4:
                                 Net realized gain (loss) on investments . . . . .        $     432,328
                                 Net unrealized appreciation (depreciation)
                                    on investments . . . . . . . . . . . . . . . .            2,182,533

                                                                                           ____________



NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS . . . . . . . . . . . . . .                                 2, 614,861

                                                                                                                  ___________

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS . . . . . . . . . . . . . . .                                 $5,415,513

                                                                                                                  ___________








                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND
-----------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                      Six Months Ended

                                                                                     September 30, 1998        Year Ended

                                                                                         (Unaudited)         March 31, 1998
                                                                                       ________________    _________________
OPERATIONS:

   Investment income--net  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $   2,800,652        $   5,637,098

   Net realized gain (loss) on investments . . . . . . . . . . . . . . . . . . . . .            432,328              182,503

   Net unrealized appreciation (depreciation) on investments . . . . . . . . . . . .          2,182,533            4,944,080

                                                                                          _____________        _____________

       Net Increase (Decrease) in Net Assets Resulting from Operations . . . . . . .          5,415,513           10,763,681

                                                                                          _____________        _____________


DIVIDENDS TO SHAREHOLDERS FROM:

   Investment income--net  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (2,800,652)          (5,637,098)

   Net realized gain on investments  . . . . . . . . . . . . . . . . . . . . . . . .             (1,930)                  --

                                                                                          _____________        _____________

       Total Dividends . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (2,802,582)          (5,637,098)

                                                                                          _____________        _____________


BENEFICIAL INTEREST TRANSACTIONS:

   Net proceeds from shares sold . . . . . . . . . . . . . . . . . . . . . . . . . .         13,529,317           24,588,017

   Dividends reinvested  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,152,619            4,305,013

   Cost of shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        (13,760,268)         (31,201,513)

                                                                                          _____________        _____________

       Increase (Decrease) in Net Assets from Beneficial Interest Transactions . . .          1,921,668           (2,308,483)

                                                                                          _____________        _____________

          Total Increase (Decrease) in Net Assets  . . . . . . . . . . . . . . . . .          4,534,599            2,818,100


NET ASSETS:

   Beginning of Period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        132,281,997          129,463,897

                                                                                          _____________        _____________

   End of Period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $136,816,596         $132,281,997

                                                                                          _____________        _____________


                                                                                               Shares              Shares

                                                                                          _____________        _____________

CAPITAL SHARE TRANSACTIONS:

   Shares sold   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            973,671            1,789,158

   Shares issued for dividends reinvested  . . . . . . . . . . . . . . . . . . . . .            154,528              313,425

   Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           (991,156)          (2,280,583)

                                                                                          _____________        _____________

       Net Increase (Decrease) in Shares Outstanding . . . . . . . . . . . . . . . .            137,043             (178,000)

                                                                                          _____________        _____________

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

  Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.


                                                 Six Months Ended

                                               September 30, 1998                       Year Ended March 31,

                                                                   _____________________________________________________________

PER SHARE DATA:                                     (Unaudited)     1998         1997        1996        1995        1994

                                                   ____________   _______      _______     _______     _______     _______
   Net asset value, beginning of period  . . .        $13.87       $13.33       $13.35      $13.03      $12.98      $13.18

                                                     _______      _______      _______     _______     _______     _______

   Investment Operations:

   Investment income--net  . . . . . . . . . .           .29          .60          .59         .60        .65          .69

   Net realized and unrealized gain (loss)
       on investments  . . . . . . . . . . . .           .27          .54         (.01)        .31        .05         (.19)

                                                     _______      _______      _______     _______    _______      _______

   Total from Investment Operations  . . . . .           .56         1.14          .58         .91        .70          .50

                                                     _______      _______      _______     _______     _______     _______

   Distributions:

   Dividends from investment income--net . . .          (.29)        (.60)        (.60)       (.59)       (.65)       (.69)

   Dividends from net realized gain
       on investments  . . . . . . . . . . . .          (.00)(1)       --           --          --          --        (.01)

                                                     _______      _______      _______     _______     _______     _______

   Total Distributions . . . . . . . . . . . .          (.29)        (.60)        (.60)       (.59)       (.65)       (.70)

                                                     _______      _______      _______     _______     _______     _______

   Net asset value, end of period  . . . . . .        $14.14       $13.87       $13.33      $13.35      $13.03      $12.98

                                                     _______      _______      _______     _______     _______     _______

TOTAL INVESTMENT RETURN. . . . . . . . . . . .          8.20%(2)     8.65%        4.38%       7.09%       5.60%       3.64%

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . .           .80%(2)      .78%         .78%        .72%        .34%        .01%

   Ratio of net investment income
       to average net assets . . . . . . . . .          4.19%(2)     4.34%        4.42%       4.46%       5.08%       5.07%

   Decrease reflected in above expense ratios
       due to undertakings by the Manager  . .           .07%(2)      .06%         .06%        .13%        .50%        .84%

   Portfolio Turnover Rate . . . . . . . . . .         10.98%(3)     6.90%       29.56%      19.91%      31.66%      11.47%

   Net Assets, end of period (000's Omitted) . .    $136,817     $132,282     $129,464    $134,110    $131,681    $140,804

------------

(1)  Amount represents less than $.01 per share.

(2)  Annualized.

(3)  Not annualized.





                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

  Dreyfus Connecticut Intermediate Municipal Bond Fund (the "Fund" ) is registered under the Investment Company Act of 1940, as amended (the "Act") as a non-diversified open-end management investment company. The Fund's investment objective is to provide investors with as high a level of current income exempt from Federal and Connecticut income taxes as is consistent with the preservation of capital. The Dreyfus Corporation (the "Manager" ) serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A. Premier Mutual Fund Services, Inc. is the distributor of the Fund's shares, which are sold to the public without a sales charge.

  The Fund' s financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

  (a) Portfolio valuation: Investments in securities (excluding options and financial futures on municipal and U.S. treasury securities) are valued each business day by an independent pricing service ("Service") approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S. treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Investments not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of premiums and original issue discounts on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Under the terms of the custodian agreement, the Fund received net earnings credits of $6,578 during the period ended September 30, 1998 based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

  The Fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Fund.

  (c) Dividends to shareholders: It is the policy of the Fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the Fund not to distribute such gain.

DREYFUS CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

  (d) Federal income taxes: It is the policy of the Fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all Federal income and excise taxes.

  The Fund has an unused capital loss carryover of approximately $1,817,000 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to March 31, 1998. If not applied, the carryover expires in fiscal 2004.

NOTE 2--BANK LINE OF CREDIT:

  The Fund participates with other Dreyfus-managed funds in a $600 million redemption credit facility (the "Facility" ) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the Fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the Fund at rates based on prevailing market rates in effect at the time of borrowings. During the period ended September 30, 1998, the Fund did not borrow under the Facility.

NOTE 3--MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .60 of 1% of the value of the Fund's average daily net assets and is payable monthly. The Manager had undertaken from April 1, 1998 through September 30, 1998 to reduce the management fee paid by the Fund, to the extent that the Fund's aggregate annual expenses, exclusive of taxes, brokerage, interest on borrowings, commitment fees and extraordinary expenses, exceeded an annual rate of .80 of 1% of the value of the Fund's average daily net assets. The reduction in management fee, pursuant to the undertaking, amounted to $49,275 during the period ended September 30, 1998.

  (b) Under the Fund's Shareholder Services Plan, the Fund reimburses Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager, an amount not to exceed an annual rate of .25 of 1% of the value of the Fund's average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended September 30, 1998, the Fund was charged $65,187 pursuant to the Shareholder Services Plan.

  The Fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Fund. During the period ended September 30, 1998, the Fund was charged $8,563 pursuant to the transfer agency agreement.

  (c) Each trustee who is not an "affiliated person" as defined in the Act receives from the Fund an annual fee of $1,500 and an attendance fee of $500 per meeting. The Chairman of the Board receives an additional 25% of such compensation.

DREYFUS CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

  (d) A 1% redemption fee is charged and retained by the Fund on certain redemptions of Fund shares (including redemptions through use of the Fund Exchanges Service) where the shares being redeemed were issued subsequent to a specified effective date and the redemption or exchange occurs less than fifteen days following the date of issuance. During the period ended September 30, 1998, the redemption fees amounted to $45.

NOTE 4--SECURITIES TRANSACTIONS:

  The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended September 30, 1998 amounted to $14,790,158 and $14,089,329, respectively.

  At September 30, 1998, accumulated net unrealized appreciation on investments was $8,853,693, consisting of $8,856,452 gross unrealized appreciation and $2,759 gross unrealized depreciation.

At September 30, 1998, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).


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                                   (reg.tm)

DREYFUS CONNECTICUT INTERMEDIATE

MUNICIPAL BOND FUND

200 Park Avenue

New York, NY 10166

MANAGER

The Dreyfus Corporation

200 Park Avenue

New York, NY 10166

CUSTODIAN

The Bank of New York

90 Washington Street

New York, NY 10286

TRANSFER AGENT &

DIVIDEND DISBURSING AGENT

Dreyfus Transfer, Inc.

P.O. Box 9671

Providence, RI 02940










Printed in U.S.A.                                              914SA989

Connecticut

Intermediate

Municipal Bond

Fund

Semi-Annual

Report

September 30, 1998